UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                           FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Paradigm Advisors, LLC
Address:    200 Crescent Court, Suite 1150
            Dallas, TX 75201

Form 13F File Number:  028-13285
                    ------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Dunk
Title:      Member
Phone:      (214) 756-6065

Signature, Place, and Date of Signing:


    /s/  William Dunk                    Dallas, TX            May 15, 2009
         (Signature]                   [City, State]             [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:       $ 72,638 (thousands)

List of Other Included Managers:               None

                                               FORM 13F INFORMATION TABLE
                                           4TH QUARTER ENDING DECEMBER 31, 2008

COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER      SOLE   SHARED  NONE
                                                      (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP   COM            018581108  11,823    320,000     SH  PUT   SOLE                      320,000
AQUA AMERICA INC             COM            03836W103   3,000    150,000     SH  PUT   SOLE                      150,000
BB&T CORP                    COM            054937107   2,200    130,000     SH  PUT   SOLE                      130,000
CLOROX CO DEL                COM            189054109   4,118     80,000     SH  PUT   SOLE                       80,000
COMCAST CORP NEW             COM            20030N101   1,106     81,100     SH        SOLE                       81,100
CONNS INC                    COM            208242107   2,127    151,500     SH  PUT   SOLE                      151,500
CORINTHIAN COLLEGES INC      COM            218868107   2,334    120,000     SH  PUT   SOLE                      120,000
HOME DEPOT INC               COM            437076102   4,535    192,500     SH        SOLE                      192,500
JACOBS ENGR GROUP INC DEL    COM            469814107   5,799    150,000     SH  PUT   SOLE                      150,000
NORTHERN TR CORP             COM            665859104  10,169    170,000     SH  PUT   SOLE                      170,000
PANERA BREAD CO              COM            69840W108   8,385    150,000     SH  PUT   SOLE                      150,000
RAYMOND JAMES FINANCIAL INC  COM            754730109   3,940    200,000     SH  PUT   SOLE                      200,000
TIVO INC                     COM            888706108   1,521    216,072     SH        SOLE                      216,072
WABTEC CORP                  COM            929740108   1,319     50,000     SH  PUT   SOLE                       50,000
WAL MART STORES INC          COM            931142103   4,871     93,500     SH        SOLE                       93,500
WYNN RESORTS LTD             COM            983134107   5,391    270,000     SH  PUT   SOLE                      270,000



